Adoption of Accounting Policies	12 Months Ended
Mar. 03, 2012
Adoption of Accounting Policies [Abstract]
Adoption of accounting policies
2.	ADOPTION OF ACCOUNTING POLICIES

In January 2010, the Financial Accounting Standards Board (the “FASB”) issued authoritative guidance to improve disclosures about fair value measurements. This new authoritative guidance became effective for interim and annual periods beginning after December 15, 2009, except for the requirement to separately disclose purchases, sales, issuances, and settlements in the Level 3 reconciliation, which became effective for interim and annual periods beginning after December 15, 2010. The Company partially adopted the authoritative guidance to improve disclosures about fair value measurements in the first quarter of fiscal 2011. The Company adopted the remaining portion of the authoritative guidance requiring separate disclosure on purchases, sales, issuances, and settlements in the Level 3 reconciliation in the first quarter of fiscal 2012. The adoption did not have a material impact on the Company’s results of operations, financial condition or the Company’s disclosures.